S000082913 [Member] Average Annual Total Returns		12 Months Ended	26 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	18.22%
Russell Midcap® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.05%	18.22%
Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	15.04%
Performance Inception Date			Nov. 13, 2023
Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	13.07%
Performance Inception Date			Nov. 13, 2023
Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.87%	11.28%
Performance Inception Date			Nov. 13, 2023

[1]	The Russell 1000® Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies. The Index figures do not reflect any deduction for fees, taxes or expenses.
[2]	The Russell Midcap® Value Index, an unmanaged index, measures the performance of the mid‑cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with relatively lower price‑to‑book ratios, lower sales‑per‑share historical growth, and lower forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.